OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
OTHER CURRENT LIABILITIES [Abstract]
Accrued Expenses	$ 4,456	$ 5,293
Other Liabilities	2,412	1,616
Deferred Revenues	5,187	3,949
Total	$ 12,055	$ 10,858